Other Income or Expense, Net (Details) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Other Income or Expense, Net
Donations			$ (27,233)		$ (2,000)	$ (45,919)
Legal and financial advisory and professional services			(218,731)		(191,609)	(421,760)
Gain on disposition of property and equipment			76,579		38,665	67,570
Deferred compensation			(129,810)		(207,640)	(225,804)
Dismissal severance expense			(126,695)		(194,187)	(128,042)
Surcharges for payments of taxes of prior years					(400,641)
Impairment adjustments					(225,136)	(40,803)
Income for cash reimbursement received from Imagina						(167,619)
Lawsuit settlement agreement	$ (425,762)	$ (21.5)	(425,762)	$ (21.5)
Other, net			137		223,913	323,312
Total other income (expense)			(815,565)		3,716,237	628,622
OISE/OCEN
Other Income or Expense, Net
Gain on disposition			35,950		4,547,029
Net gain on disposition of investments			$ 4,806,549
Radiopolis
Other Income or Expense, Net
Gain on disposition					932,449	$ 932,449
Other Businesses
Other Income or Expense, Net
Impairment adjustments					$ (97,293)